Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,893)	$ 4,914,006	$ (1,459,167)	$ (406,026)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Formation cost paid by Sponsor through promissory note	761
Interest earned on marketable securities held in Trust Account		(317,665)	(39,846)	(78,398)
Unrealized gain (loss) on marketable securities held in Trust Account		15,355	2,373	(2,211)
Change in fair value of warrant liabilities		(6,793,913)	328,500	(1,642,290)
Change in fair value of convertible promissory note – related party		(6,403)
Transaction costs allocated to warrants			523,013	523,013
Changes in operating assets and liabilities:
Prepaid expenses		(34,750)	(359,867)
Accounts payable and accrued expenses	1,132	1,082,063	147,030	636,243
Income taxes payable		73,182
Due to Sponsor	1,000		(1,000)	(1,000)
Net cash used in operating activities	1,000	(1,068,125)	(858,964)	(970,669)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(172,500,000)	(172,500,000)
Net cash used in investing activities			(172,500,000)	(172,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			169,049,999	169,049,999
Proceeds from sale of Private Placement Warrants			5,200,000	5,200,000
Proceeds from promissory note – related party			5,000	5,000
Proceeds from convertible promissory note – related party		712,500
Repayment of promissory note – related party			(88,905)	(88,905)
Payment of offering costs			(296,352)	(296,352)
Net cash provided by financing activities		712,500	173,869,742	173,869,742
Net Change in Cash	1,000	(355,625)	510,778	399,073
Cash – Beginning of period		400,073	1,000	1,000
Cash – End of period	1,000	44,448	511,778	400,073
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	69,500		214,852
Offering costs paid by Sponsor in exchange for issuance of founder shares	25,000
Deferred offering costs paid through promissory note	83,144
Fair value of Founder Shares attributable to Anchor Investor			4,411,238	4,411,238
Proceeds in excess of fair value of Working Capital Loan on issuance date		179,397
Deferred underwriting fee payable			6,037,500
Remeasurement of Class A common stock subject to possible redemption		$ 7,428	$ 19,990,222	$ 19,990,222